Prepaid and Other Current Assets (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Taxes receivable	$ 0	$ 0	$ 6,382
Prepaid insurance	1,063	231	1,294
Prepaid software	4,828	2,812	3,760
Prepaid rent	2,510	2,445	2,656
Prepaid advisory fee	1,667	2,417	2,417
Tax indemnification asset	2,117	2,100	0
Inventory	1,686	1,773	1,595
Other	1,599	1,208	968
Prepaid and other current assets	$ 15,470	$ 12,986	$ 19,072